Construction Contracts (Tables)	12 Months Ended
Dec. 31, 2022
Construction Contracts [Abstract]
Summary of Changes in Total Contract Amount in Which Revenue is Not Yet Recognized
(1)	Changes in total contract amount in which revenue is not yet recognized for the years ended December 31, 2020, 2021 and 2022 are as follows:

		2020
		Beginning balance	Increase (decrease)(*)	Recognized as revenue	Ending balance

		In millions of won
Nuclear power plant construction in UAE and others	￦	2,735,141	1,229,759	(812,175)	3,152,725

(*)
For the year ended December 31, 2020, the increased balance of contracts from new orders is ￦1,512,460 million and the decreased balance of contracts due to changes in scope of construction work and foreign exchange impact is ￦282,701 million.

		2021
		Beginning balance	Increase (decrease)(*)	Recognized as revenue	Ending balance

		In millions of won
Nuclear power plant construction in UAE and others	￦	3,152,725	386,208	(754,998)	2,783,935

(*)
For the year ended December 31, 2021, the increased balance of contracts from new orders is ￦458,635 million and the decreased balance of contracts due to changes in scope of construction work and foreign exchange impact is ￦72,427 million.

		2022
		Beginning balance	Increase (decrease)(*)	Recognized as revenue	Ending balance

		In millions of won
Nuclear power plant construction in overseas and others	￦	2,783,935	3,457,964	(646,953)	5,594,946

(*)
For the year ended December 31, 2022, the increased balance of contracts from new orders is ￦3,578,599 million and the decreased balance of contracts due to changes in scope of construction work and foreign exchange impact is ￦81,401 million.

Summary of Accumulated Earned Revenue, Expense and Others
(2)	Accumulated earned revenue, expense and others related to the Company’s construction contracts in progress as of December 31, 2021 and 2022 are as follows:

		2021
		Accumulated earned revenue	Accumulated expense	Accumulated profit	Unearned advance receipts

		In millions of won
Nuclear power plant construction in UAE and others	￦	22,051,129	20,967,097	1,084,032	23,238

		2022
		Accumulated earned revenue	Accumulated expense	Accumulated profit	Unearned advance receipts

		In millions of won
Nuclear power plant construction in overseas and others	￦	22,507,004	21,666,552	840,452	29,877

Summary of Gross Amount of Assets and Liabilities for Contract
(3)	Gross amount due from customers recognized as contract assets and due to customers recognized as contract liabilities for contract work as of December 31, 2021 and 2022 are as follows:

		2021		2022
		Contract assets(*1)	Contract liabilities(*2)	Contract assets(*1)	Contract liabilities(*2)

		In millions of won
Nuclear power plant construction in overseas and others	￦	82,306	5,330	118,983	120,952

(*1)
Included in trade and other receivables, net, in the consolidated statements of financial position.

The balance of trade receivables from construction contracts are ￦57,639 million and ￦85,757 million, as of December 31, 2021 and 2022, respectively.

(*2)
Included in
non-financial
liabilities as advance received in the consolidated statements of financial position. The revenue recognized on December 31, 2022 from the amounts included in contract liabilities at the end of the prior year is ￦5,051 million.